UNAUDITED QUARTERLY DATA (10K) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Quarterly Financial Data [Abstract]
Revenues	$ 26,460	$ 21,944	$ 20,361	$ 18,503	$ 16,600	$ 17,645	$ 15,358	$ 12,821	$ 12,253	$ 69,804	$ 55,464	$ 77,408	$ 58,077	$ 42,345
Gross profit	6,625	5,783	5,672	5,483	5,047	4,809	5,146	3,733	3,135	19,126	16,202	21,985	16,823	15,073
Operating income (loss)	419	(1,578)	(595)	594	112	(355)	731	51	(667)	(297)	111	(1,467)	(240)	437
Net income (loss)	136	(872)	(5,420)	(874)	360	(200)	(567)	(261)	(61)	(2,095)	(5,934)	(6,806)	(1,089)	27,531
Cumulative preferred dividends	(334)		(334)		(334)		(334)		(334)	(668)	(668)	(668)	(668)	(668)
Net income (loss) applicable to common shares	$ (198)	$ (872)	$ (5,754)	$ (874)	$ 26	$ (200)	$ (901)	$ (261)	$ (395)	$ (2,763)	$ (6,602)	$ (7,474)	$ (1,757)	$ 26,863
Net earnings (loss) per common share:
Basic (in dollars per share)		$ (0.02)	$ (0.16)	$ (0.02)	$ 0.00	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.01)			$ (0.21)	$ (0.05)	$ 0.77	$ 0.78
Diluted (in dollars per share)		$ (0.02)	$ (0.16)	$ (0.02)	$ 0.00	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.01)			$ (0.21)	$ (0.05)	$ 0.77
Weighted average number of common shares outstanding:
Basic (in shares)		37,325,681	36,161,626	35,909,933	35,848,395	35,761,370	35,747,979	35,716,848	35,651,732			36,309,047	35,719,211	34,667,769
Diluted (in shares)		37,325,681	36,161,626	35,909,933	36,487,879	36,206,934	35,747,979	35,716,848	35,651,732			36,309,047	35,719,211	35,009,559